Note 8 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Commodity futures – financial liabilities, net	$ (273)
Contingent consideration for business combination - financial liability	(2,160)
Total	(2,433)	$ 349
Future [Member]
Commodity futures – financial liabilities, net		349
Fair Value, Inputs, Level 1 [Member]
Commodity futures – financial liabilities, net	(273)
Contingent consideration for business combination - financial liability	0
Total	(273)	349
Fair Value, Inputs, Level 1 [Member] | Future [Member]
Commodity futures – financial liabilities, net		349
Fair Value, Inputs, Level 2 [Member]
Commodity futures – financial liabilities, net	0
Contingent consideration for business combination - financial liability	0
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Future [Member]
Commodity futures – financial liabilities, net		0
Fair Value, Inputs, Level 3 [Member]
Commodity futures – financial liabilities, net	0
Contingent consideration for business combination - financial liability	(2,160)
Total	$ (2,160)	0
Fair Value, Inputs, Level 3 [Member] | Future [Member]
Commodity futures – financial liabilities, net		$ 0